UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 39th Floor
           New York, NY  10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

                                   New York, NY                     May 15, 2012
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      198,010
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     028-13171             Remy W. Trafelet
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
-------------------------- -------------- --------- --------------- ------------------ ------------ --------------- ---------------
                                                                                                                VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     VALUE    SHRS OR   SH/  PUT/    INVESTMENT      OTHER     SOLE    SHARED NONE
                                                    (X$1000)   PRN AMT   PRN  CALL     DIRECTION    MANAGERS
-------------------------- -------------- --------- --------------- ------------------ ------------ --------------- ---------------
ATLAS ENERGY LP            COM UNITS LP   04930A104    47,367  1,435,363 SH         DEFINED           1,2,3   1,435,363
ATLAS PIPELINE PARTNERS LP UNIT L P INT   049392103     7,049    199,233 SH         DEFINED           1,2,3     199,233
CEDAR FAIR L P             DEPOSITRY UNIT 150185106    44,665  1,509,460 SH         DEFINED           1,2,3   1,509,460
CHIPMOS TECH BERMUDA LTD   SHS            G2110R114     8,129    462,158 SH         DEFINED           1,2,3     462,158
COLFAX CORP                COM            194014106    13,180    374,000 SH         DEFINED           1,2,3     374,000
LIBBEY INC                 COM            529898108     4,496    347,440 SH         DEFINED           1,2,3     347,440
MAGNUM HUNTER RES CORP DEL COM            55973B102     8,915  1,390,865 SH         DEFINED           1,2,3   1,390,865
NATIONAL OILWELL VARCO INC COM            637071101    23,586    296,786 SH         DEFINED           1,2,3     296,786
SIX FLAGS ENTMT CORP NEW   COM            83001A102    22,403    479,000 SH         DEFINED           1,2,3     479,000
TNS INC                    COM            872960109     3,022    139,051 SH         DEFINED           1,2,3     139,051
VIRGIN MEDIA INC           COM            92769L101    15,198    608,400 SH         DEFINED           1,2,3     608,400
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